Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 45,757	₩ 154,674	₩ 203,961
Valuation loss	162	21,213	7,206
Other comprehensive income	(30,218)	85,201	191,570
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	48	63	0
Valuation loss	0	490	0
Other comprehensive income	(2,945)	4,666	1
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	45,709	154,611	203,961
Valuation loss	162	20,723	7,206
Other comprehensive income	(27,273)	79,781	191,569
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	0	0	0
Valuation loss	0	0	0
Other comprehensive income	₩ 0	₩ 754	₩ 0